Business Segment And Geographic Information (Schedule Of Other Significant Items) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization	¥ 1,910,698	¥ 1,962,534	¥ 2,012,064
Capital investments for segment assets	1,946,610	1,870,106	1,987,124
Point program expenses	103,571	136,752	144,062
Regional Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	816,307	847,483	884,810
Capital investments for segment assets	811,803	806,953	874,204
Point program expenses	5,615	7,760
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	137,176	134,423	137,269
Capital investments for segment assets	152,348	135,452	129,010
Point program expenses	2,166	2,145	1,842
Mobile Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	688,518	698,690	706,942
Capital investments for segment assets	726,833	668,476	686,508
Point program expenses	95,790	126,847	142,220
Data Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	140,075	148,404	151,067
Capital investments for segment assets	133,966	139,070	162,571
Other Business Segment
Segment Reporting Information [Line Items]
Depreciation and amortization	122,728	127,419	125,165
Capital investments for segment assets	121,660	120,155	134,831
Total Segment Depreciation and Amortization
Segment Reporting Information [Line Items]
Depreciation and amortization	1,904,804	1,956,419	2,005,253
Elimination
Segment Reporting Information [Line Items]
Depreciation and amortization	¥ 5,894	¥ 6,115	¥ 6,811